United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-07707

               AllianceBernstein Real Estate Investment Fund, Inc. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: November 30, 2003

                    Date of reporting period: May 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
SPECIALTY EQUITY
--------------------------------------------------------------------------------


AllianceBernstein
Real Estate
Investment Fund


Semi-Annual Report
May 31, 2003


[GRAPHIC OMITTED]


AllianceBernstein [LOGO](SM)
Investment Research and Management

Investment Products Offered
-------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

July 15, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Real Estate Investment Fund (the "Fund") for the semi-annual reporting period ended May 31, 2003.

Investment Objective and Policies

This open-end fund seeks total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in, or related to, the real estate industry.

Investment Results

The following table provides the performance results for the Fund and its benchmarks, the National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended May 31, 2003.

INVESTMENT RESULTS*

Periods Ended May 31, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
Real Estate Investment Fund
   Class A                     12.48%             4.22%
------------------------------------------------------------
   Class B                     12.08%             3.43%
------------------------------------------------------------
   Class C                     12.16%             3.51%
------------------------------------------------------------
NAREIT Equity Index            12.28%             4.57%
------------------------------------------------------------
S&P 500 Stock Index             3.86%            -8.07%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

The unmanaged National Association of Real Estate Investment Trusts (NAREIT) Equity Index is a market-value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The unmanaged Standard & Poor's (S&P) 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The indices reflect no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Real Estate Investment Fund.

Additional investment results appear on page 4.



For the six- and 12-month periods ended May 31, 2003, the Fund's Class A shares generally performed in line with the benchmark. The NAREIT Equity Index, in turn, outperformed the broad equity market, as measured by the S&P 500 Stock Index, during the periods under review.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 1


The strong relative performance of real estate securities resulted from their high dividend yields (approximately 7% annualized), offsetting marginal share price erosion early in the year. The Fund underperformed its benchmark during the first half of the fiscal year, a period of general price erosion for the REIT market. The Fund's security selection, oriented toward healthier property markets, was unable to generate sufficient above-average growth in this relatively weak period to offset its below-market dividend yield. The Fund performed well relative to its benchmark during the six-month period due to its strong emphasis on retail landlords at the expense of apartment and office properties. This strong sector selection was aided by good security selection within sectors. For the 12-month period ended May 31, 2003, the Fund slightly underperfomed its benchmark, as the recent positive comparison was insufficient to erase the deficit from earlier in the year.

Market Review and Investment Strategy

In general, real estate fundamentals continued to erode during the six- and 12-month periods ended May 31, 2003. Ongoing economic turmoil reduced demand for most types of commercial real estate throughout the period. Those sectors, which are tied to job growth and general levels of business activity, all suffered. By contrast, retail properties benefited from relatively robust levels of consumer spending.

The Fund began the year with a portfolio overweight in retail and industrial distribution companies, and an underweight in office and apartment companies. We magnified these differences through differential trading during the year. Portfolio turnover, low through much of the year, began to increase late in the period as we began repositioning the Fund for a more robust economic climate.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


PORTFOLIO SUMMARY
May 31, 2003 (unaudited)


INCEPTION DATES
Class A Shares
9/30/96
Class B Shares
9/30/96
Class C Shares
9/30/96


PORTFOLIO STATISTICS
Net Assets ($mil): $257.4
Average Market Capitalization ($mil): $2,958


SECTOR / INDUSTRY BREAKDOWN
    20.8%  Regional Malls
    18.8%  Office
    15.7%  Apartment
    11.4%  Warehouse & Industrial
    11.2%  Shopping Centers
    10.3%  Diversified                             [PIE CHART OMITTED]
     3.3%  Hotels & Restaurants
     1.9%  Consumer Services
     1.8%  Office--Industrial Mix
     1.0%  Health Care
     1.0%  Storage
     0.7%  Free Stand Malls

     2.1%  Short-Term


All data as of May 31, 2003. The Fund's sector/industry breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 3


INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2003

Class A Shares
-------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                 1 Year               4.22%                     -0.19%
                 5 Year               4.77%                      3.87%
        Since Inception*              8.82%                      8.12%

Class B Shares
-------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                 1 Year               3.43%                     -0.55%
                 5 Year               4.03%                      4.03%
        Since Inception*              8.06%                      8.06%

Class C Shares
-------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                 1 Year               3.51%                      2.51%
                 5 Year               4.06%                      4.06%
        Since Inception*              8.08%                      8.08%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                Class A          Class B           Class C
-------------------------------------------------------------------------------
                 1 Year         -0.20%           -0.39%             2.52%
                5 Years          4.64%            4.81%             4.84%
        Since Inception*         8.43%            8.37%             8.38%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve risks described in the prospectus. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception date for Classes A, B and C: 9/30/96.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


TEN LARGEST HOLDINGS
May 31, 2003 (unaudited)

                                                                    Percent of
Company                                         U.S. $ Value        Net Assets
_______________________________________________________________________________

ProLogis Trust                                 $  15,461,750               6.0%
-------------------------------------------------------------------------------
Simon Property Group, Inc.                        14,763,969               5.7
-------------------------------------------------------------------------------
Vornado Realty Trust                              13,902,790               5.4
-------------------------------------------------------------------------------
General Growth Properties, Inc.                   13,120,005               5.1
-------------------------------------------------------------------------------
Equity Office Properties Trust                    12,639,627               4.9
-------------------------------------------------------------------------------
Developers Diversified Realty Corp.               11,915,883               4.6
-------------------------------------------------------------------------------
Rouse Co.                                         11,347,584               4.4
-------------------------------------------------------------------------------
Boston Properties, Inc.                            9,729,632               3.8
-------------------------------------------------------------------------------
AMB Property Corp.                                 8,631,409               3.4
-------------------------------------------------------------------------------
Host Marriott Corp.                                8,463,600               3.3
-------------------------------------------------------------------------------
                                               $ 119,976,249              46.6%


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 5


PORTFOLIO OF INVESTMENTS
May 31, 2003 (unaudited)

Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-97.4%

Real Estate Investment Trusts-95.5%
Apartment-15.6%
Apartment Investment & Management Co. Cl. A             239,900   $  8,451,677
Archstone-Smith Trust                                   213,400      5,070,384
Avalonbay Communities, Inc.                              62,200      2,608,046
Camden Property Trust                                   203,900      7,083,486
Equity Residential Properties Trust                     238,100      6,304,888
Essex Property Trust, Inc.                               66,400      3,784,136
United Dominion Realty Trust                            400,300      6,845,130
                                                                  ------------
                                                                    40,147,747
                                                                  ------------
Diversified-10.3%
Cousins Properties, Inc.                                158,000      4,267,580
iStar Financial, Inc.                                   253,400      8,362,200
Vornado Realty Trust                                    329,450     13,902,790
                                                                  ------------
                                                                    26,532,570
                                                                  ------------
Free Stand Malls-0.8%
U.S. Restaurant Properties, Inc.                        130,500      1,971,855
                                                                  ------------
Healthcare-1.0%
Senior Housing Properties Trust                         187,600      2,500,708
                                                                  ------------
Hotels & Restaurants-3.3%
Host Marriott Corp.(a)                                  940,400      8,463,600
                                                                  ------------
Office-18.7%
Alexandria Real Estate Equities, Inc.                   134,600      5,962,780
Boston Properties, Inc.                                 232,100      9,729,632
Corporate Office Properties Trust                       331,700      5,267,396
Equity Office Properties Trust                          469,700     12,639,627
Mack-Cali Realty Corp.                                  230,500      7,922,285
SL Green Realty Corp.                                   190,100      6,566,054
                                                                  ------------
                                                                    48,087,774
                                                                  ------------
Office-Industrial Mix-1.8%
Duke Realty Corp.                                       137,000      3,888,060
Mission West Properties, Inc.                            62,300        694,645
                                                                  ------------
                                                                     4,582,705
                                                                  ------------
Regional Malls-20.6%
General Growth Properties, Inc.                         223,700     13,120,005
Macerich Co.                                            207,300      7,151,850
Mills Corp.                                             209,800      6,849,970
Rouse Co.                                               305,700     11,347,584
Simon Property Group, Inc.                              392,450     14,763,969
                                                                  ------------
                                                                    53,233,378
                                                                  ------------


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                   (000)   U.S. $ Value
-------------------------------------------------------------------------------
Shopping Centers-11.1%
Developers Diversified Realty Corp.                     422,100   $ 11,915,883
Equity One, Inc.                                        151,200      2,457,000
Heritage Property Investment Trust                       95,000      2,622,000
Kimco Realty Corp.                                      138,000      5,161,200
Pan Pacific Retail Properties, Inc.                     165,400      6,498,566
                                                                  ------------
                                                                    28,654,649
                                                                  ------------
Storage-1.0%
Public Storage, Inc.                                     74,200      2,535,414
                                                                  ------------
Warehouse & Industrial-11.3%
AMB Property Corp.                                      314,900      8,631,409
EastGroup Properties, Inc.                              140,300      3,823,175
Keystone Property Trust                                  70,400      1,277,760
ProLogis Trust                                          575,000     15,461,750
                                                                  ------------
                                                                    29,194,094
                                                                  ------------
Total Real Estate Investment Trusts                                245,904,494
                                                                  ------------
Consumer Services-1.9%
Starwood Hotels & Resorts Worldwide, Inc.               167,800      4,862,844
                                                                  ------------
Total Common Stocks
   (cost $208,912,534)                                             250,767,338
                                                                  ------------
SHORT-TERM INVESTMENT-2.1%
Time Deposit-2.1%
Bank of New York
   0.813%, 6/02/03
   (cost $5,400,000)                                     $5,400      5,400,000
                                                                  ------------
Total Investments-99.5%
   (cost $214,312,534)                                             256,167,338
Other assets less liabilities-0.5%                                   1,190,420
                                                                  ------------
Net Assets-100%                                                   $257,357,758
                                                                  ============


(a)  Non-income producing security.

     See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 7


STATEMENT OF ASSETS & LIABILITIES
May 31, 2003 (unaudited)

ASSETS
Investments in securities, at value (cost $214,312,534)          $ 256,167,338
Cash                                                                    71,883
Receivable for investment securities sold                           13,544,175
Dividends and interest receivable                                      839,018
Receivable for capital stock sold                                      447,869
                                                                 -------------
Total assets                                                       271,070,283
                                                                 -------------
LIABILITIES
Payable for investment securities purchased                         11,809,504
Payable for capital stock redeemed                                   1,288,983
Advisory fee                                                           200,059
Distribution fee payable                                               131,040
Accrued expenses                                                       282,939
                                                                 -------------
Total liabilities                                                   13,712,525
                                                                 -------------
Net Assets                                                       $ 257,357,758
                                                                 =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                            $     203,765
Additional paid-in capital                                         310,647,558
Distributions in excess of net investment income                       (77,116)
Accumulated net realized loss on investment
  transactions                                                     (95,271,253)
Net unrealized appreciation of investments                          41,854,804
                                                                 -------------
                                                                 $ 257,357,758
                                                                 =============
CALCULATION OF MAXIMUM OFFERING PRICE
CLASS A SHARES
Net asset value and redemption price per share
  ($45,195,288 / 3,568,380 shares of capital stock
  issued and outstanding)                                               $12.67
Sales charge--4.25% of public offering price                               .56
                                                                        ------
Maximum offering price                                                  $13.23
                                                                        ======
CLASS B SHARES
Net asset value and offering price per share
  ($96,558,055 / 7,648,960 shares of capital stock
  issued and outstanding)                                               $12.62
                                                                        ======
CLASS C SHARES
Net asset value and offering price per share
  ($39,104,654 / 3,094,891 shares of capital stock
  issued and outstanding)                                               $12.64
                                                                        ======
ADVISOR CLASS SHARES
Net asset value, redemption and offering price per share
  ($76,499,761 / 6,064,256 shares of capital stock issued
  and outstanding)                                                      $12.61
                                                                        ======


See notes to financial statements.


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


STATEMENT OF OPERATIONS
Six Months Ended May 31, 2003 (unaudited)

INVESTMENT INCOME
Dividends                                          $ 7,355,471
Interest                                                40,709     $ 7,396,180
                                                   -----------
EXPENSES
Advisory fee                                         1,064,971
Distribution fee--Class A                               59,162
Distribution fee--Class B                              473,163
Distribution fee--Class C                              181,774
Transfer agency                                        425,165
Administrative                                          68,500
Custodian                                               67,820
Printing                                                49,795
Audit and legal                                         46,780
Registration                                            33,490
Directors' fees                                         12,000
Miscellaneous                                            6,530
                                                   -----------
Total expenses                                       2,489,150
Less: expense offset arrangement
  (see Note B)                                            (138)
                                                   -----------
Net expenses                                                         2,489,012
                                                                   -----------
Net investment income                                                4,907,168
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized loss on investment
  transactions                                                      (5,270,786)
Net change in unrealized appreciation/
  depreciation of investments                                       28,437,347
                                                                   -----------
Net gain on investment transactions                                 23,166,561
                                                                   -----------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                                       $28,073,729
                                                                   ===========


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 9


STATEMENT OF CHANGES IN NET ASSETS

                                                   Six Months
                                                      Ended        Year Ended
                                                  May 31, 2003     November 30,
                                                   (unaudited)         2002
                                                 --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                             $  4,907,168    $  4,511,700
Net realized gain on investment
  transactions                                      (5,270,786)      4,122,116
Net change in unrealized appreciation/
  depreciation of investments                       28,437,347      (6,090,113)
                                                  ------------    ------------
Net increase in net assets from operations          28,073,729       2,543,703

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income
  Class A                                             (851,589)       (781,743)
  Class B                                           (1,836,711)     (2,399,564)
  Class C                                             (694,531)       (844,309)
  Advisor Class                                     (1,601,453)       (485,661)
Tax return of capital
  Class A                                                   -0-       (480,876)
  Class B                                                   -0-     (1,476,054)
  Class C                                                   -0-       (519,364)
  Advisor Class                                             -0-       (298,746)

CAPITAL STOCK TRANSACTIONS
Net increase                                         3,968,268      78,077,119
                                                  ------------    ------------
Total increase                                      27,057,713      73,334,505

NET ASSETS
Beginning of period                                230,300,045     156,965,540
                                                  ------------    ------------
End of period                                     $257,357,758    $230,300,045
                                                  ============    ============


See notes to financial statements.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Real Estate Investment Fund, Inc. (the "Fund") was incorporated in the state of Maryland on July 15, 1996 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 11


value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and lia-


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


bilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fee.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of ..90 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $68,500 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2003.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 13


The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $307,996 for the six months ended May 31, 2003.

For the six months ended May 31, 2003, the Fund's expenses were reduced by $138 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $1,977 from Class A shares and $457, $55,485 and $2,249 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2003.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2003, amounted to $129,698, none of which was paid to Sanford C. Bernstein Co., LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $11,194,001 and $1,460,533, for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2003 were as follows:

                                                   Purchases         Sales
                                                 -------------   -------------
Investment securities                             $ 33,284,880    $ 28,665,927
U.S. government securities                                  -0-             -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments are as follows:

Gross unrealized appreciation                                     $ 44,510,856
Gross unrealized depreciation                                       (2,656,052)
                                                                  ------------
Net unrealized appreciation                                       $ 41,854,804
                                                                  ============

NOTE E

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2003 will be determined at the end of the current fiscal year. Based on the operations of the Fund as of the semi-annual date, and its distribution policy, the Fund may have a non-taxable distribution at year end. At this time, the amount of this non-taxable distribution is not estimable. The tax character of distributions paid during the fiscal years ended November 30, 2002 and November 30, 2001 were as follows:

                                                    2002            2001
                                               -------------   -------------
Distributions paid from:
   Ordinary income                             $   4,511,277   $   4,258,759
                                               -------------   -------------
Total taxable distributions                        4,511,277       4,258,759
   Total return of capital                         2,775,040       2,558,246
                                               -------------   -------------
Total distributions paid                       $   7,286,317   $   6,817,005
                                               =============   =============

As of November 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $ (88,671,091)(a)
Unrealized appreciation/(depreciation)                            12,088,081(b)
                                                               -------------
Total accumulated earnings/(deficit)                           $ (76,583,010)
                                                               =============

(a) On November 30, 2002, the Fund had a net capital loss carryforward of $88,671,091, of which $308,395 expires in the year 2006, $48,419,826 expires in the year 2007 and $39,942,870 expires in 2008. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 15


NOTE F

Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               Shares                        Amount
                    ---------------------------  -----------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2003   November 30,  May 31, 2003    November 30,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  -------------
CLASS A
Shares sold            3,066,868     3,752,080    $ 35,743,470    $ 44,679,869
------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends and
  distributions           55,500        79,323         639,716         954,926
------------------------------------------------------------------------------
Shares converted
  from Class B           455,592       214,822       5,313,556       2,503,795
------------------------------------------------------------------------------
Shares redeemed       (3,102,058)   (2,908,747)    (36,208,158)    (34,221,262)
------------------------------------------------------------------------------
Net increase             475,902     1,137,478    $  5,488,584    $ 13,917,328
==============================================================================

CLASS B
Shares sold              530,599     2,963,213    $  6,233,386    $ 35,892,929
------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends and
  distributions          102,846       185,672       1,182,554       2,227,895
------------------------------------------------------------------------------
Shares converted
  to Class A            (457,002)     (215,424)     (5,313,556)     (2,503,795)
------------------------------------------------------------------------------
Shares redeemed       (1,184,391)   (2,840,848)    (13,601,654)    (33,585,981)
------------------------------------------------------------------------------
Net increase
  (decrease)          (1,007,948)       92,613    $(11,499,270)   $  2,031,048
==============================================================================


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2003   November 30,  May 31, 2003    November 30,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold              255,903     1,057,306    $  3,002,826    $ 12,764,590
------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends and
  distributions           29,935        51,715         344,737         621,319
------------------------------------------------------------------------------
Shares redeemed         (310,238)   (1,018,813)     (3,617,156)    (12,103,557)
------------------------------------------------------------------------------
Net increase
  (decrease)             (24,400)       90,208    $   (269,593)   $  1,282,352
==============================================================================

ADVISOR CLASS
Shares sold              833,702     5,183,243    $  9,659,546    $ 62,778,715
------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends and
  distributions          138,001        63,399       1,584,858         749,710
------------------------------------------------------------------------------
Shares redeemed          (86,558)     (227,394)       (995,857)     (2,682,034)
------------------------------------------------------------------------------
Net increase             885,145     5,019,248    $ 10,248,547    $ 60,846,391
==============================================================================


NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2003.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 17


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                 Class A
                                         ---------------------------------------------------------------------------------------
                                        Six Months                             September 1,
                                            Ended            Year Ended          2000 to
                                           May 31,          November 30,        November             Year Ended August 31,
                                             2003     ----------------------       30,      ------------------------------------
                                        (unaudited)      2002         2001        2000*        2000         1999         1998
                                         ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net asset value,
  beginning of period                      $11.52       $11.47       $10.70       $10.85       $10.19       $10.47       $12.80

INCOME FROM
  INVESTMENT OPERATIONS
Net investment
  income(a)                                   .26          .34          .32          .13          .37          .46.          52
Net realized and
  unrealized gain (loss)
  on investment
  transactions                               1.15          .23          .97         (.13)         .89         (.06)       (2.33)
                                            -----        -----         ----        -----        -----        -----        -----
Net increase (decrease)
  in net asset value
  from operations                            1.41          .57         1.29           -0-        1.26          .40        (1.81)
                                           ------------------------------------------------------------------------------------
LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                          (.26)        (.32)        (.32)        (.10)        (.42)        (.46)        (.51)
Distributions in excess
  of net investment
  income                                       -0-          -0-          -0-          -0-          -0-        (.10)          -0-
Distributions from net
  realized gain on
  investments                                  -0-          -0-          -0-          -0-          -0-        (.10)        (.01)
Tax return of capital                          -0-        (.20)        (.20)        (.05)        (.18)        (.02)          -0-
                                            -----        -----         ----        -----        -----        -----        -----
Total dividends and
  distributions                              (.26)        (.52)        (.52)        (.15)        (.60)        (.68)        (.52)
                                           ------------------------------------------------------------------------------------
Net asset value,
  end of period                            $12.67       $11.52       $11.47       $10.70       $10.85       $10.19       $10.47

TOTAL RETURN
Total investment return
  based on net asset
  value(b)                                  12.48%        4.85%       12.33%        (.05)%      13.46%        3.86%      (14.90)%

RATIOS/SUPPLEMENTAL
  DATA
Net assets,
  end of period
  (000's omitted)                         $45,195      $35,626      $22,422      $20,942      $22,221      $35,299      $51,214
Ratio to average net
  assets of:
  Expenses                                   1.80%(c)     1.75%        1.78%        1.87%(c)     1.71%        1.58%        1.55%
  Net investment
    income                                   4.46%(c)     2.87%        2.84%        4.98%(c)     3.81%        4.57%        3.87%
Portfolio turnover rate                        13%          37%          40%           6%          26%          29%          23%



See footnote summary on page 22.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                Class B
                                         ---------------------------------------------------------------------------------------
                                        Six Months                             September 1,
                                            Ended            Year Ended          2000 to
                                           May 31,          November 30,        November             Year Ended August 31,
                                             2003     ----------------------       30,      ------------------------------------
                                        (unaudited)      2002         2001        2000*        2000         1999         1998
                                         ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net asset value,
  beginning of period                      $11.48       $11.44       $10.68       $10.84       $10.17       $10.44       $12.79

INCOME FROM
  INVESTMENT OPERATIONS
Net investment
  income(a)                                   .22          .28          .28          .11          .30          .38          .42
Net realized and
  unrealized gain (loss)
  on investment
  transactions                               1.15          .21          .93         (.14)         .89         (.05)       (2.33)
                                            -----        -----         ----        -----        -----        -----        -----
Net increase (decrease)
  in net asset value
  from operations                            1.37          .49         1.21         (.03)        1.19          .33        (1.91)
                                           ------------------------------------------------------------------------------------
LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                          (.22)        (.28)        (.28)        (.09)        (.36)        (.38)        (.43)
Distributions in excess
  of net investment
  income                                       -0-          -0-          -0-          -0-          -0-        (.10)          -0-
Distributions from net
  realized gain on
  investments                                  -0-          -0-          -0-          -0-          -0-        (.10)        (.01)
Tax return of capital                          -0-        (.17)        (.17)        (.04)        (.16)        (.02)          -0-
                                            -----        -----         ----        -----        -----        -----        -----
Total dividends and
  distributions                              (.22)        (.45)        (.45)        (.13)        (.52)        (.60)        (.44)
                                           ------------------------------------------------------------------------------------
Net asset value,
  end of period                            $12.62       $11.48       $11.44       $10.68       $10.84       $10.17       $10.44
TOTAL RETURN
Total investment return
  based on net asset
  value(b)                                  12.08%        4.15%       11.53%        (.31)%      12.68%        3.20%      (15.56)%

RATIOS/SUPPLEMENTAL
  DATA
Net assets,
  end of period
  (000's omitted)                         $96,558      $99,370      $98,014     $108,711     $113,542     $168,741     $268,856
Ratio to average net
  assets of:
  Expenses                                   2.53%(c)     2.47%        2.50%        2.57%(c)     2.41%        2.31%        2.26%
  Net investment
    income                                   3.78%(c)     2.35%        2.53%        4.22%(c)     3.13%        3.82%        3.16%
Portfolio turnover rate                        13%          37%          40%           6%          26%          29%          23%



See footnote summary on page 22.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 19


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                Class C
                                         ---------------------------------------------------------------------------------------
                                        Six Months                             September 1,
                                            Ended            Year Ended          2000 to
                                           May 31,          November 30,        November             Year Ended August 31,
                                             2003     ----------------------       30,      ------------------------------------
                                        (unaudited)      2002         2001        2000*        2000         1999         1998
                                         ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net asset value,
  beginning of period                      $11.49       $11.46       $10.69       $10.85       $10.17       $10.44       $12.79

INCOME FROM
  INVESTMENT OPERATIONS
Net investment
  income(a)                                   .22          .28          .28          .11          .29          .38.          42
Net realized and
  unrealized gain (loss)
  on investment
  transactions                               1.16          .20          .94         (.14)         .91         (.05)       (2.33)
                                            -----        -----         ----        -----        -----        -----        -----
Net increase (decrease)
  in net asset value
  from operations                            1.38          .48         1.22         (.03)        1.20          .33        (1.91)
                                            -----------------------------------------------------------------------------------
LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                          (.22)        (.28)        (.28)        (.09)        (.36)        (.38)        (.43)
Distributions in excess
  of net investment
  income                                       -0-          -0-          -0-          -0-          -0-        (.10)          -0-
Distributions from net
  realized gain on
  investments                                  -0-          -0-          -0-          -0-          -0-        (.10)        (.01)
Tax return of capital                          -0-        (.17)        (.17)        (.04)        (.16)        (.02)          -0-
                                            -----        -----         ----        -----        -----        -----        -----
Total dividends and
  distributions                              (.22)        (.45)        (.45)        (.13)        (.52)        (.60)        (.44)
                                            -----------------------------------------------------------------------------------
Net asset value,
  end of period                            $12.64       $11.49       $11.46       $10.69       $10.85       $10.17       $10.44

TOTAL RETURN
Total investment return
  based on net
  asset value(b)                            12.16%        4.06%       11.62%        (.31)%      12.78%        3.20%      (15.56)%

RATIOS/SUPPLEMENTAL
  DATA
Net assets,
  end of period
  (000's omitted)                         $39,105      $35,845      $34,699      $33,463      $34,217      $44,739      $69,575
Ratio to average net
  assets of:
  Expenses                                   2.52%(c)     2.46%        2.49%        2.58%(c)     2.40%        2.30%        2.26%
  Net investment
    income                                   3.77%(c)     2.35%        2.50%        4.21%(c)     3.02%        3.77%        3.15%
Portfolio turnover rate                        13%          37%          40%           6%          26%          29%          23%



See footnote summary on page 22.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Advisor Class
                                         ---------------------------------------------------------------------------------------
                                        Six Months                             September 1,
                                            Ended            Year Ended          2000 to
                                           May 31,          November 30,        November             Year Ended August 31,
                                             2003     ----------------------       30,      ------------------------------------
                                        (unaudited)      2002         2001        2000*        2000         1999         1998
                                         ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net asset value,
  beginning of period                      $11.48       $11.46       $10.71       $10.87       $10.20       $10.48       $12.82

INCOME FROM
  INVESTMENT OPERATIONS
Net investment
  income(a)                                   .28          .21          .37          .14          .38          .48          .55
Net realized and
  unrealized gain (loss)
  on investment
  transactions                               1.14          .39          .96         (.14)         .92         (.05)       (2.34)
                                            -----        -----         ----        -----        -----        -----        -----
Net increase (decrease)
  in net asset value
  from operations                            1.42          .60         1.33           -0-        1.30          .43        (1.79)
                                            -----------------------------------------------------------------------------------
LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                          (.29)        (.36)        (.37)        (.11)        (.44)        (.48)        (.54)
Distributions in excess
  of net investment
  income                                       -0-          -0-          -0-          -0-          -0-        (.11)          -0-
Distributions from net
  realized gain on
  investments                                  -0-          -0-          -0-          -0-          -0-        (.10)        (.01)
Tax return of capital                          -0-        (.22)        (.21)        (.05)        (.19)        (.02)          -0-
                                            -----        -----         ----        -----        -----        -----        -----
Total dividends and
  distributions                              (.29)        (.58)        (.58)        (.16)        (.63)        (.71)        (.55)
                                            -----------------------------------------------------------------------------------
Net asset value,
  end of period                            $12.61       $11.48       $11.46       $10.71       $10.87       $10.20       $10.48

TOTAL RETURN
Total investment return
  based on net asset
  value(b)                                  12.64%        5.12%       12.74%        (.07)%      13.94%        4.18%      (14.74)%

RATIOS/SUPPLEMENTAL
  DATA
Net assets,
  end of period
  (000's omitted)                         $76,500      $59,459       $1,831       $1,925       $1,943       $2,270       $2,899
Ratio to average net
  assets of:
  Expenses                                   1.49%(c)     1.51%        1.48%        1.58%(c)     1.40%        1.30%        1.25%
  Net investment
    income                                   4.77%(c)     1.73%        3.27%        5.21%(c)     3.83%        4.75%        4.08%
Portfolio turnover rate                        13%          37%          40%           6%          26%          29%          23%



See footnote summary on page 22.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 21


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

* During the year 2000 the Fund changed its fiscal year end from August 31 to November 30.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


BOARD OF DIRECTORS

John D. Carifa, Chairman
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Howard E. Hassler(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Daniel G. Pine, Senior Vice President
Thomas J. Bardong, Vice President
David A. Kruth, Vice President
Edmund P. Bergan Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672


(1)  Member of the Audit Committee.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 23


ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACMGovernment Opportunity Fund
ACMManaged Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


AllianceBernstein Real Estate Investment Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVIREITSR0503


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Real Estate Investment Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 29, 2003